Stock Incentive Plans - Additional Information (Details) - USD ($)			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 01, 2025	Mar. 04, 2024	Sep. 30, 2021	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Feb. 15, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance (in shares)				38,665,472		38,665,472		18,205,700
Grants (in shares)					0		0		0
Share-based payment arrangement, nonvested award, cost not yet recognized, amount				$ 930,043		$ 930,043		$ 758,294
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition						1 year 7 months 9 days		2 years 1 month 6 days
2024 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance (in shares)										786,031
Expiration period			10 years
Percentage of outstanding stock maximum		5.00%
Stock ownership percent			10.00%
Exercise price of common stock, percent			110.00%
Exercise price of common stock, term			5 years
Number outstanding (in shares)								739,645
Grants (in shares)	446,137			522,000		522,000		766,333
Grants in period, weighted average grant date fair value (in dollars per share)				$ 1.28		$ 1.28		$ 1.38
2024 Equity Incentive Plan | Options outstanding
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration period			10 years
QT Imaging Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance (in shares)			2,333,333
Expiration period			10 years
Stock ownership percent			10.00%
Exercise price of common stock, percent			110.00%
Exercise price of common stock, term			5 years
Award requisite service period			4 years
Options terminated (in shares)		412,560						412,560
Share-based payment arrangement, capitalized, amount				$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
QT Imaging Incentive Plan | Options outstanding
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration period			10 years